AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 4, 2015

File No. 333-169727
File No. 811-22480

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 11	☒
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 14	☒

ADVISER MANAGED TRUST

One Freedom Valley Drive,

Oaks, Pennsylvania 19456

(610) 676-1000

Name and Address of Agent for Service:

Timothy D. Barto, Esq.

SEI Investments Company

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Copy to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box):

☒     Immediately upon filing pursuant to paragraph (b)

☐      On [date] pursuant to paragraph (b)

☐      60 days after filing pursuant to paragraph (a)(1)

☐      75 days after filing pursuant to paragraph (a)(2)

☐                 On [date] pursuant to paragraph (a) of Rule 485

If appropriate check the following box:

☐                 This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 11 to Registration Statement No. 333-169727 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 4th day of December, 2015.

ADVISER MANAGED TRUST

By:	/s/ Robert A. Nesher
Robert A. Nesher
Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	*	Trustee	December 4, 2015
William M. Doran

	*	Trustee	December 4, 2015
George J. Sullivan, Jr.

	*	Trustee	December 4, 2015
Nina Lesavoy

	*	Trustee	December 4, 2015
James M. Williams

	*	Trustee	December 4, 2015
Mitchell A. Johnson

	*	Trustee	December 4, 2015
Hubert L. Harris, Jr.

	*	Trustee	December 4, 2015
Susan C. Cote.

	/s/ Robert A. Nesher	Trustee, President & Chief	December 4, 2015
	Robert A. Nesher	Executive Officer

	/s/ Arthur Ramanjulu	Controller & Chief	December 4, 2015
	Arthur Ramanjulu	Financial Officer

*By:	/s/ Robert A. Nesher
Robert A. Nesher
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description	Page No.
Risk/return summary of the Funds’ prospectus as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)